Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Schedule of Company's assets and liabilities that were accounted for at fair value on a recurring basis

		March 31,
Description	Level	2024
Liabilities:
Private Placement Warrants	2	$2,265,533
Public Warrants	1	$3,748,125
Equity Forward	3	$332,000

		December 31,
Description	Level	2023
Liabilities:
Private Placement Warrants	2	$3,468,000
Public Warrants	1	$5,737,500
Equity Forward	3	$325,000

Description	Level	December 31, 2023
Liabilities:
Private Placement Warrants	2	$3,468,000
Public Warrants	1	$5,737,500
Equity Forward	3	$325,000

Description	Level	December 31, 2022
Liabilities:
Private Placement Warrants	2	$1,700,000
Public Warrants	1	$2,812,500

Schedule of changes in the fair value of derivative warrant liabilities

			Aggregate
	Private	Public	Warrant
	Warrants	Warrants	Liability
Fair value as of December 31, 2023	$3,468,000	$5,737,500	$9,205,500
Change in fair value	(1,202,467)	(1,989,375)	(3,191,842)
Fair value as of March 31, 2024	$2,265,533	$3,748,125	$6,013,658
(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of derivative warrant liabilities in the Unaudited Condensed Statements of Operations.
(2)	During the three months ended March 31, 2024 and December 31, 2023, there were no transfers into or out of the Level 1, Level 2, or Level 3 classifications.

			Aggregate
	Private	Public	Warrant
	Warrants	Warrants	Liability
Fair value as of December 31, 2022	$1,700,000	$2,812,500	$4,512,500
Change in fair value	1,768,000	2,925,000	4,693,000
Fair value as of March, 2023	$3,468,000	$5,737,500	$9,205,500
(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of derivative warrant liabilities in the Unaudited Condensed Statements of Operations.
(2)	During the three months ended March 31, 2023 and December 31, 2022, there were no transfers into or out of the Level 1, Level 2, or Level 3 classifications.

	Aggregate
	Private	Public	Warrant
	Warrants	Warrants	Liability
Fair value as of December 31, 2022	$1,700,000	$2,812,500	$4,512,500
Change in fair value	1,768,000	2,925,000	4,693,000
Fair value as of December 31, 2023	$3,468,000	$5,737,500	$9,205,500

Schedule of changes in fair value of equity forward

Equity
Forward
Fair value as of December 31, 2023	$325,000
Change in fair value	7,000
Fair value as of March 31, 2024	$332,000

Equity Forward
Fair value as of December 31, 2022	$—
Fair value at inception, November 1, 2023	325,000
Change in fair value	—
Fair value as of December 31, 2023	$32,000

Schedule of change in fair value valuation technique of equity forward

Valuation Technique	Unobservable Input	Amount
Monte Carlo simulation	Volatility	27%
	Credit adjusted discount rate	35%
	Transaction probability	4%

Valuation Technique	Unobservable Input	Amount
Monte Carlo simulation	Volatility	27%
	Credit adjusted discount rate	35%
	Transaction probability	4%